Other Information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Information

NOTE 41—OTHER INFORMATION

a)     Exchange rates used to translate the financial statements of foreign operations (*)

	Year-end exchange rates (statements of financial position items)			Average exchange rates for the year (income statements and statements of cash flows items)
(Local Currency against 1 euro)	12/31/2018	12/31/2017	12/31/2016	Year 2018	Year 2017	Year 2016
Europe
BGN Bulgarian Lev	1.95580	1.95580	1.95580	1.95580	1.95580	1.95580
CZK Czech Koruna	25.72400	25.53500	27.02100	25.64653	26.32658	27.03443
CHF Swiss Franc	1.12690	1.17020	1.07390	1.15517	1.11171	1.09004
TRY Turkish Lira	6.05880	4.54640	3.70720	5.69649	4.12109	3.34284
GBP Pound Sterling	0.89453	0.88723	0.85618	8.88474	0.87640	0.81905
RON Romanian Leu	4.66350	4.65850	4.53900	4.65441	4.56884	4.49053
RUB Russian Ruble	79.71500	69.39200	64.30000	74.03808	65.90160	74.15831
North America
USD U.S. Dollar	1.14500	1.19930	1.05410	1.18121	1.12946	1.10666
Latin America
VEF Venezuelan Bolivar -Fuerte	n.a.	16.19055	14.23035	n.a.	15.18018	14.90133
VES Venezuelan Bolivar -Soberano	729.80267	n.a.	n.a.	(**)139.15438	n.a.	n.a.
BOB Bolivian	7.91200	8.28720	7.28383	8.16214	7.80453	7.64702
PEN Peruvian Nuevo Sol	3.86300	3.88540	3.54020	3.87979	3.68247	3.73505
ARS Argentinean Peso	43.15930	22.93100	16.74880	32.85850	18.73314	16.33204
CLP Chilean Peso	794.37000	737.29000	704.94500	756.93992	732.28973	748.49536
COP Colombian Peso	3,721.81000	3,580.19000	3,169.49000	3,488.43046	3,334.88410	3,376.68116
BRL Brazilian Real	4.43664	3.96728	3.43542	4.30628	3.60584	3.85935
Other countries
ILS Israeli Shekel	4.26270	4.16350	4.04770	4.24360	4.06091	4.24812

(*)	Source: data processed by the European Central Bank, Reuters and major Central Banks.

(**)

On August 20, 2018 the Venezuelan Central Bank introduced a new currency (Bolivar Soberano, VES) to replace the previous currency (Bolivar Fuerte, VEF). . The average 2018 exchange rate therefore relates to the period from August 20 to December 31, 2018.

b)     Research and development

Expenditures for research and development activities are represented by external costs, labor costs of dedicated staff and depreciation and amortization. Details are as follows:

	2018	2017	2016
	(millions of euros)
Research and development costs expensed during the year	44	43	44
Development costs capitalized	1,168	1,949	1,704

Total research and development costs (expensed and capitalized)	1,212	1,992	1,748

The decrease in 2018 is mainly connected to the completion of the engineering, expansion and development of next generation networks, i.e. LTE and NGAN, which have not reached maturity on the part of the Parent.

In the 2018 separate consolidated income statements, a total of 820 million euros of amortization expense was recorded for development costs, capitalized during the year and in prior years.

c)     Operating leases

In accordance with IAS 17, the Group also considers as non-cancelable those operating leases that can only be canceled upon the occurrence of some remote contingency, with the permission of the lessor, or upon payment by the lessee of such an additional significant contractual penalty that renders early termination of the contract unreasonable.

In particular:

Revenue related

The Group has entered into agreements for line lease and hosting which cannot be canceled. At December 31, 2018 and 2017 the amount of lease installments receivables is as follows:

	At December 31, 2018	At December 31, 2017
	(millions of euros)
Within 1 year	89	124
From 2 to 5 years	244	238
Beyond 5 years	134	98

Total	467	460

Expense related

The TIM Group has entered into non-cancelable operating leases on properties, rental agreements for IT products, equipment and devices and hosting contracts on sites owned by third parties.

The measurement perimeter shown excludes—in addition to leases already classified as finance leases (mainly real estate leases and leases on equipment and vehicles) whose Asset and Liability value is recognized in the financial statements—also for the variable and accessory components of these leases (e.g. underlying land of leased buildings), as well as leases considered cancelable, as defined above.

At December 31, 2018 the amount of lease installments receivable is as follows:

	At December 31, 2018	At December 31, 2017
	(millions of euros)
Within 1 year	153	177
From 2 to 5 years	307	298
Beyond 5 years	35	60

Total	495	535

It should also be noted that, in addition to the above, the IFRS 16 accounting standard—Leases (applied from January 1, 2019) includes subscription charges relating to operating leases outstanding at December 31, 2018 relating to cancelable passive real estate contracts or lease periods classified as cancelable (for example, subsequent lease renewals).

For further details on the application of the new IFRS 16 accounting standard, see the Note “Accounting Policies”.

d)     Public funds

Italian Law 124/2017 requires that information on subsidies, contributions, paid assignments and economic benefits of any kind received from Italian public administrations be provided. In relation to this, funds received by the TIM Group are shown in the following table:

Distributing entity	Intervention segment	2018 collections (millions of euros)
Fondimpresa	training	5
Fondirigenti	training	1
Infratel	construction of ultrabroadband infrastructure	106
Ministry of Economic Development	construction of mobile network infrastructure	1
	technological innovation projects	1
MIUR	research and energy efficiency projects	1
Autonomous Province of Trento	Eschooling project	1
Total		116